OPERATING SEGMENTS (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment		3
Number of exploration segments | segment		1
Number of Coricancha segments | segment		1
Number of corporate segments | segment		1
External revenue	$ 132,974	$ 260,805	$ 198,653
Amortization and depletion		40,751	35,185
Exploration and evaluation expenses		10,370	12,787
Non-cash change in reclamation and remediation provision		41	9,752
Care and maintenance costs	599	693	795
Impairment of goodwill	38,682		38,682
Finance income		347	726
Finance expense/costs		3,981	5,752
Net income (loss) before income taxes	(62,064)	4,125	(90,278)
Income tax expense (recovery	891	3,791	744
Net income (loss)	$ (62,955)	334	(91,022)
Additions to non-current assets		56,781	34,889
Total assets		280,420	270,742
Total liabilities		168,717	170,243
Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		10,370	12,787
Exploration [Member]
Disclosure of geographical areas [line items]
Amortization and depletion			4
Net income (loss) before income taxes		(667)	(264)
Net income (loss)		(667)	(264)
Total assets		2,126	2,159
Total liabilities		500
Exploration [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		187	176
Corporate One [Member]
Disclosure of geographical areas [line items]
External revenue		223,690	53,825
Amortization and depletion		258	245
Finance income		226	708
Finance expense/costs		1,196	9
Net income (loss) before income taxes		(31,899)	(3,785)
Income tax expense (recovery			531
Net income (loss)		(31,899)	(4,316)
Additions to non-current assets		43	821
Total assets		47,012	40,122
Total liabilities		18,801	15,116
Corporate One [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		651	7
Elimination of intersegment amounts [member] | Corporate One [Member]
Disclosure of geographical areas [line items]
External revenue		(210,623)	(49,818)
Tucano Gold Mine [Member]
Disclosure of geographical areas [line items]
External revenue			99,572
Amortization and depletion		35,986	30,816
Impairment of goodwill			38,682
Finance income		121	14
Finance expense/costs		2,597	5,741
Net income (loss) before income taxes		46,549	(66,473)
Income tax expense (recovery		3,751
Net income (loss)		42,798	(66,473)
Additions to non-current assets		42,109	28,593
Total assets		167,524	177,683
Total liabilities		87,304	107,354
Tucano Gold Mine [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		669	608
Tucano Gold Mine [Member] | Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
External revenue		210,623	49,818
Guanajuato Mine Complex [Member]
Disclosure of geographical areas [line items]
External revenue		21,219	23,543
Amortization and depletion		1,564	1,436
Non-cash change in reclamation and remediation provision		41	6,829
Care and maintenance costs		693	795
Net income (loss) before income taxes		(2,621)	(7,436)
Income tax expense (recovery		26	122
Net income (loss)		(2,647)	(7,558)
Additions to non-current assets		4	317
Total assets		4,597	7,060
Total liabilities		16,535	15,772
Guanajuato Mine Complex [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		2,540	2,550
Topia Mine [Member]
Disclosure of geographical areas [line items]
External revenue		15,896	21,713
Amortization and depletion		2,745	2,431
Non-cash change in reclamation and remediation provision			2,923
Net income (loss) before income taxes		(734)	(2,796)
Income tax expense (recovery		14	91
Net income (loss)		(748)	(2,887)
Additions to non-current assets		3,794	3,963
Total assets		14,456	15,304
Total liabilities		2,244	2,445
Topia Mine [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		341	889
Coricancha Mining Complex [Member]
Disclosure of geographical areas [line items]
Amortization and depletion		198	253
Finance income			4
Finance expense/costs		188	2
Net income (loss) before income taxes		(6,503)	(9,524)
Net income (loss)		(6,503)	(9,524)
Additions to non-current assets		10,831	1,195
Total assets		44,705	28,414
Total liabilities		43,333	29,556
Coricancha Mining Complex [Member] | Exploration, evaluation and development expenses [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation expenses		$ 5,982	$ 8,557